Net (Loss)/Income per Share - Schedule of computation of basic and diluted net (loss)/income per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company	¥ 82,213	$ 11,263	¥ (549,935)	¥ (720,927)
Net loss from discontinued operations attributable to ordinary shareholders of the Company | ¥				(6,105)
Net (loss)/income attributable to ordinary shareholders of the Company	¥ 82,213	$ 11,263	¥ (549,935)	¥ (727,032)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic | shares	117,426,938	117,426,938	121,381,857	123,597,604
Dilutive effect of options and RSUs | ¥	¥ 746,531
Weighted average number of ordinary shares/ADSs outstanding, diluted | shares	118,173,469	118,173,469	121,381,857	123,597,604
Net (loss)/income per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic | (per share)	¥ 0.7	$ 0.1	¥ (4.53)	¥ (5.83)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic | ¥ / shares				(0.05)
Net loss/income per share/ADS, basic | (per share)	0.7	0.1	(4.53)	(5.88)
Net (loss)/income per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted | (per share)	0.7	0.1	(4.53)	(5.83)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted | ¥ / shares				(0.05)
Net (loss)/income per share/ADS, diluted | (per share)	¥ 0.7	$ 0.1	¥ (4.53)	¥ (5.88)